Average Annual Total Returns	Davis New York Venture Fund Class A Past 1 Year	Davis New York Venture Fund Class A Past 5 Years	Davis New York Venture Fund Class A Past 10 Years	Davis New York Venture Fund Class A After Taxes on Distributions Past 1 Year	Davis New York Venture Fund Class A After Taxes on Distributions Past 5 Years	Davis New York Venture Fund Class A After Taxes on Distributions Past 10 Years	Davis New York Venture Fund Class A After Taxes on Distributions and Sales Past 1 Year	Davis New York Venture Fund Class A After Taxes on Distributions and Sales Past 5 Years	Davis New York Venture Fund Class A After Taxes on Distributions and Sales Past 10 Years	Davis New York Venture Fund Class B Past 1 Year	Davis New York Venture Fund Class B Past 5 Years	Davis New York Venture Fund Class B Past 10 Years	Davis New York Venture Fund Class C Past 1 Year	Davis New York Venture Fund Class C Past 5 Years	Davis New York Venture Fund Class C Past 10 Years	Davis New York Venture Fund Class R Past 1 Year	Davis New York Venture Fund Class R Past 5 Years	Davis New York Venture Fund Class R Past 10 Years	Davis New York Venture Fund Class Y Past 1 Year	Davis New York Venture Fund Class Y Past 5 Years	Davis New York Venture Fund Class Y Past 10 Years	Davis New York Venture Fund S&P 500® Index reflects no deduction for fees, expenses, or taxes Past 1 Year	Davis New York Venture Fund S&P 500® Index reflects no deduction for fees, expenses, or taxes Past 5 Years	Davis New York Venture Fund S&P 500® Index reflects no deduction for fees, expenses, or taxes Past 10 Years	Davis Research Fund Class A Past 1 Year	Davis Research Fund Class A Past 5 Years	Davis Research Fund Class A Past 10 Years	Davis Research Fund Class A After Taxes on Distributions Past 1 Year	Davis Research Fund Class A After Taxes on Distributions Past 5 Years	Davis Research Fund Class A After Taxes on Distributions Past 10 Years	Davis Research Fund Class A After Taxes on Distributions and Sales Past 1 Year	Davis Research Fund Class A After Taxes on Distributions and Sales Past 5 Years	Davis Research Fund Class A After Taxes on Distributions and Sales Past 10 Years	Davis Research Fund S&P 500® Index reflects no deduction for fees, expenses, or taxes Past 1 Year	Davis Research Fund S&P 500® Index reflects no deduction for fees, expenses, or taxes Past 5 Years	Davis Research Fund S&P 500® Index reflects no deduction for fees, expenses, or taxes Past 10 Years
Total	24.69%	8.90%	10.20%	22.42%	5.47%	7.59%	16.02%	6.39%	7.82%	25.68%	8.70%	10.02%	28.98%	9.11%	9.88%	30.54%	9.64%	10.40%	31.26%	10.24%	11.02%	31.49%	11.69%	13.55%	25.64%	9.11%	10.87%	23.88%	7.93%	10.16%	16.39%	7.00%	8.90%	31.49%	11.69%	13.55%